Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Total revenues	$ 1,062	$ 1,276	$ 1,047	$ 722	$ 1,045	$ 224	$ 544	$ 803	$ 4,107		$ 2,616		$ 4,100
Total benefits and expenses	676	1,205	839	634	825	149	413	637	3,354		2,024		3,568
Net income	368	158	192	87	242	72	104	160	805		578		478
Net income available to AHL shareholders – basic	$ 368	$ 158	$ 192	$ 87	$ 242	$ 72	$ 104	$ 144	805		$ 562		$ 463
Common Class A
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income available to AHL shareholders – basic									$ 224
Earnings per share
Basic (in USD per share)	$ 1.94	$ 0.85	$ 1.03	$ 0.47	$ 1.30	$ 0.39	$ 0.56	$ 1.01	$ 4.31	[1]	$ 3.21	[1]	$ 3.58	[1]
Diluted (in USD per share)	1.80	0.85	1.03	0.47	1.30	0.39	0.56	1.01	$ 4.21		3.21		3.52
Common Class B
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income available to AHL shareholders – basic									$ 580
Earnings per share
Basic (in USD per share)	1.94	0.85	1.03	0.47	1.30	0.39	0.56	1.01	$ 4.31	[1]	3.21	[1]	3.58	[1]
Diluted (in USD per share)	1.94	$ 0.85	$ 1.03	$ 0.47	$ 1.30	$ 0.39	$ 0.56	$ 1.01	$ 4.31		$ 3.21		$ 3.52
Common Class M-1
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income available to AHL shareholders – basic									$ 1
Earnings per share
Basic (in USD per share)	1.94								$ 4.31	[1]
Diluted (in USD per share)	$ 0.46								$ 0.21	[1]

[1]	Basic and diluted earnings per Class M-1 share was applicable only for the year ended December 31, 2016. Refer to Note 13 – Earnings Per Share for further discussion.